UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Floating-Rate Income Trust (EFT)
Semi-Annual Report
November 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report November 30, 2025
Eaton Vance
Floating-Rate Income Trust

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Performance

Portfolio Manager(s) Peter M. Campo, CFA, Catherine C. McDermott and Daniel P. McElaney, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	2.53%	4.18%	6.51%	6.42%
Fund at Market Price	—	(2.68)	(6.97)	6.11	6.38

Morningstar® LSTA® US Leveraged Loan IndexSM	—	3.18%	5.83%	6.57%	5.64%
% Premium/Discount to NAV[3]
As of period end	(9.08)%
Distributions [4]
Total Distributions per share for the period	$0.54
Distribution Rate at NAV	8.22%
Distribution Rate at Market Price	9.04
% Total Leverage[5]
Borrowings	18.67%
Variable Rate Term Preferred Shares (VRTP Shares)	15.72
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Fund Profile

Top 10 Issuers (% of total investments)[1]
UKG, Inc.	1.0%
Asurion LLC	0.9
Virgin Media Bristol LLC	0.8
Boxer Parent Co., Inc.	0.8
Epicor Software Corp.	0.8
TK Elevator Midco GmbH	0.7
Cloud Software Group, Inc.	0.7
White Cap Buyer LLC	0.6
Endure Digital, Inc.	0.6
Autokiniton U.S. Holdings, Inc.	0.6
Total	7.5%
Top 10 Industries (% of total investments)[1]
Software	11.7%
Machinery	5.7
Health Care Providers & Services	5.5
Professional Services	4.7
IT Services	4.1
Capital Markets	4.1
Commercial Services & Supplies	3.5
Chemicals	3.2
Hotels, Restaurants & Leisure	2.6
Auto Components	2.6
Total	47.7%

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective December 31, 2025, the Fund’s portfolio management team consists of Peter M. Campo, CFA and Daniel P. McElaney, CFA.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.0%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.905%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,229,049
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.905%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	1,500	1,504,488
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,490,788
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.605%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	989,265
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	987,673
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,476,709
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.294%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,206,188
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.846%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	495,588
Garnet CLO 4 Ltd., Series 2025-4A, Class E, (3 mo. SOFR + 5.00%), 1/20/39(1)(3)	1,500	1,503,750
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	957,745
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	990,008
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.63%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	493,532
Series 2019-1A, Class ER2, 8.753%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	992,111
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.658%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	995,786
RR 27 Ltd., Series 2023-27A, Class DR, 8.755%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,500	1,511,572
RR 29 Ltd., Series 2024-29RA, Class DR, 9.755%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	650	654,399
RR 42 Ltd., Series 2025-42A, Class DR, 9.024%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	1,625	1,630,613
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.808%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,521,631
Security	Principal Amount (000's omitted)	Value
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 10.916%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	$1,000	$ 1,007,438
Voya CLO Ltd., Series 2013-1A, Class DR, 10.646%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,841,178
Total Asset-Backed Securities (identified cost $23,723,512)		$ 23,479,511

Common Stocks — 1.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(4)(5)(6)	58	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	20,728	$ 290,192
		$ 290,192
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(5)(6)	5,503	$ 100,581
Range Red Acquisitions LLC, Class A1(4)(5)(6)	529	1,060,328
		$ 1,160,909
Electronics/Electrical — 0.0%†
Skillsoft Corp.(5)(6)	2,823	$ 28,202
		$ 28,202
Health Care — 0.3%
Cano Health, Inc.(5)(6)	108,091	$ 356,700
Envision Parent, Inc.(5)(6)	49,670	748,155
		$ 1,104,855
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	81,273	$ 715,202
Serta SSB Equipment Co.(4)(5)(6)	81,273	0
		$ 715,202
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	15,179	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 0.9%
Mallinckrodt International Finance SA(5)(6)	30,561	$ 3,115,327
		$ 3,115,327
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	506	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(4)(5)(6)	613	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $7,550,048)		$ 6,414,687

Corporate Bonds — 5.7%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 602,346
		$ 602,346
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$770	$ 792,615
		$ 792,615
Building and Development — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 626,936
		$ 626,936
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	$770	$ 796,537
		$ 796,537
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.4%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 485,262
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	770	761,044
		$ 1,246,306
Computers — 0.2%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$770	$ 808,852
		$ 808,852
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	$770	$ 713,212
		$ 713,212
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$770	$ 801,322
Playtika Holding Corp., 4.25%, 3/15/29(1)	388	351,227
		$ 1,152,549
Food Service — 0.3%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	$807	$ 859,021
		$ 859,021
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 609,756
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	770	777,120
		$ 1,386,876
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 621,314
		$ 621,314
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$770	$ 802,810
Univision Communications, Inc., 9.375%, 8/1/32(1)	770	818,065
		$ 1,620,875
Metals/Mining — 0.2%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$770	$ 802,344
		$ 802,344

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas — 0.1%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 258,148
		$ 258,148
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$770	$ 771,870
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	770	727,985
		$ 1,499,855
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$770	$ 796,711
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	770	814,296
		$ 1,611,007
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$770	$ 807,943
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	770	798,903
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	446	447,400
		$ 2,054,246
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$770	$ 728,385
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	770	795,074
		$ 1,523,459
Total Corporate Bonds (identified cost $18,848,705)		$ 18,976,498

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(4)(5)(6)	73,044	$ 584,352
		$ 584,352
Pharmaceuticals — 0.0%
Mallinckrodt PLC(4)(5)(6)	1,392,481,404	$ 0
		$ 0
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	8,459	$ 203,016
Series G1(5)	5,844	140,256
		$ 343,272
Total Preferred Stocks (identified cost $938,414)		$ 927,624

Senior Floating-Rate Loans — 137.6%(7)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.1%
Air Comm Corp. LLC:
Term Loan, 6.572% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	1,353	$ 1,358,652
Term Loan, 12/11/31(8)	66	66,066
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	597	599,615
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(9)	408	245,954
Kaman Corp.:
Term Loan, 6.167% - 6.322%, (3 mo. USD Term SOFR + 2.50%), 2/26/32	1,094	1,098,613
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	103	103,877
Novaria Holdings LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	396	397,003
TransDigm, Inc., Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	2,494	2,500,507
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	569	574,817
		$ 6,945,104
Air Freight & Logistics — 0.5%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	596	$ 599,052
Stonepeak Nile Parent LLC, Term Loan, 6.162%, (3 mo. USD Term SOFR + 2.25%), 4/9/32	950	951,287
		$ 1,550,339

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 0.6%
American Airlines, Inc., Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,973	$ 1,974,126
			$ 1,974,126
Apparel & Luxury Goods — 0.8%
Gloves Buyer, Inc., Term Loan, 7.916%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		2,000	$ 1,985,540
Hanesbrands, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		596	598,845
			$ 2,584,385
Auto Components — 4.1%
Adient U.S. LLC, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		1,601	$ 1,608,401
Autokiniton U.S. Holdings, Inc., Term Loan, 8.03%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,189	3,170,408
Clarios Global LP:
Term Loan, 4.96%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	735,757
Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,104	2,107,735
DexKo Global, Inc.:
Term Loan, 5.926%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	354,825
Term Loan, 5.926%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	521,088
Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		676	668,225
First Brands Group LLC:
DIP Loan, 13.984%, (1 mo. USD Term SOFR + 10.00%), 5.534% cash, 8.45% PIK, 6/29/26		170	179,386
Term Loan, 0.00%, 3/30/27(9)		775	75,132
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		692	693,597
Lippert Colipper, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		348	350,429
LTI Holdings, Inc., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		1,238	1,246,911
RealTruck Group, Inc.:
Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		1,777	1,400,492
Term Loan, 9.03%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		690	550,163
			$ 13,662,549
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		646	$ 582,399
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles (continued)
MajorDrive Holdings IV LLC: (continued)
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,448	$ 1,331,700
			$ 1,914,099
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		1,046	$ 1,029,601
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		138	56,568
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,394	2,402,041
Sazerac Co., Inc., Term Loan, 6.48%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		925	931,100
			$ 4,419,310
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.28%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,227	$ 1,235,741
			$ 1,235,741
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	550	$ 641,219
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,108	1,113,455
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,315	1,321,171
			$ 3,075,845
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 7.309%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		1,760	$ 1,410,642
LBM Acquisition LLC:
Term Loan, 7.81%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		449	424,410
Term Loan, 8.96%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		350	347,266
MI Windows & Doors LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,975	1,974,527
Oscar AcquisitionCo LLC, Term Loan, 8.252%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,260	938,853
			$ 5,095,698

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 6.4%
Advisor Group, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		1,738	$ 1,743,725
AllSpring Buyer LLC, Term Loan, 6.813%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		1,312	1,318,890
Aretec Group, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		793	796,115
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28		784	789,066
Edelman Financial Center LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		2,458	2,472,183
EIG Management Co. LLC, Term Loan, 8.916%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		350	350,027
Focus Financial Partners LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		2,538	2,540,458
Franklin Square Holdings LP, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		963	948,370
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		2,226	2,228,507
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		1,114	1,117,941
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		1,812	1,824,179
NEXUS Buyer LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		1,047	1,036,544
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		569	572,913
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		700	703,500
Saphilux SARL, Term Loan, 6.73% - 6.916%, (1 mo. USD Term SOFR +3.00%, 6 mo. USD Term SOFR + 3.00%), 7/18/28		1,820	1,832,653
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		975	982,722
			$ 21,257,793
Chemicals — 4.9%
AAP Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/9/31		422	$ 424,185
Aruba Investments Holdings LLC:
Term Loan, 5.96%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	501	525,131
Term Loan, 8.016%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		1,493	1,414,130
Charter NEX U.S., Inc., Term Loan, 6.709%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		2,206	2,217,599
Chemours Co., Term Loan, 10/15/32(10)		1,000	969,375
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
CP Iris HoldCo I, Inc.:
Term Loan, 7.916%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	823	$ 821,635
Term Loan, 10/27/32(8)	102	101,436
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,140	1,110,577
INEOS U.S. Finance LLC:
Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	1,015	844,101
Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,527	1,301,715
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,048	937,162
Minerals Technologies, Inc., Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	496	497,491
Nouryon Finance BV, Term Loan, 7.162%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	614	613,737
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,137	2,110,606
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	1	547
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	488	431,493
Tronox Finance LLC:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	1,491	1,174,983
Term Loan, 6.416% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD term SOFR + 2.50%), 9/30/31	397	299,104
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	625	624,806
		$ 16,419,813
Commercial Services & Supplies — 5.3%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,592	$ 1,604,311
Allied Universal Holdco LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,500	2,513,200
Armor Holding II LLC, Term Loan, 7.639%, (3 mo. USD Term SOFR + 3.75%), 12/10/31	199	198,974
Belfor Holdings, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	565	567,137
EnergySolutions LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,388	1,397,503
Foundever Worldwide Corp., Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	670	347,725
Garda World Security Corp., Term Loan, 6.948%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	2,383	2,385,059

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Gategroup Fin Luxembourg SA, Term Loan, 8.234%, (1 mo. USD Term SOFR + 4.25%), 6/10/32	547	$ 550,783
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,400	1,404,991
Heritage-Crystal Clean, Inc., Term Loan, 7.701%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	1,460	1,467,711
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.484%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	1,851	1,855,276
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	927	927,464
MV Holding GmbH, Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	574	576,969
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	801	800,590
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	697	699,439
TMF Group Holding BV, Term Loan, 6.684% - 6.687%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	368	370,092
		$ 17,667,224
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 6.394%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	625	$ 629,297
		$ 629,297
Construction Materials — 1.1%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	249	$ 250,305
Quikrete Holdings, Inc.:
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	1,263	1,266,275
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	1,267	1,269,871
Smyrna Ready Mix Concrete LLC, Term Loan, 4/2/29(10)	1,000	1,002,710
		$ 3,789,161
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd., Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 8/30/32	1,800	$ 1,813,878
		$ 1,813,878
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 2.3%
Altium Packaging LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		444	$ 425,860
Berlin Packaging LLC, Term Loan, 7.234% - 7.252%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		1,753	1,757,496
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.091%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		2,058	2,053,206
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		1,475	1,480,841
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		300	15,965
Proampac PG Borrower LLC, Term Loan, 7.878% - 7.905%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,280	1,283,217
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	525	611,284
			$ 7,627,869
Distributors — 0.5%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	1,425	$ 1,671,704
Phillips Feed Service, Inc., Term Loan, 11.016%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(4)		109	67,971
			$ 1,739,675
Diversified Consumer Services — 2.2%
Ascend Learning LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,049	$ 1,050,081
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		1,395	1,401,387
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		1,874	1,782,073
Lernen Bidco Ltd., Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		495	496,669
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		664	667,611
Wand NewCo 3, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		1,992	1,995,276
			$ 7,393,097
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	575	$ 653,520
			$ 653,520

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 2.3%
Altice France SA, Term Loan, 10.86%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		936	$ 940,079
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(4)		1,134	20,870
Level 3 Financing, Inc., Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		600	601,950
Lumen Technologies, Inc., Term Loan, 6.38%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		987	983,377
Virgin Media Bristol LLC, Term Loan, 7.323%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,250	4,253,591
Zayo Group Holdings, Inc., Term Loan, 5.176%, (1 mo. EURIBOR + 3.25%), 3/11/30	EUR	893	1,011,187
			$ 7,811,054
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		1,796	$ 1,780,653
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		229	226,628
			$ 2,007,281
Electrical Equipment — 1.8%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,061	$ 2,073,126
Nvent Electric PLC, Term Loan, 6.984%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,047	1,054,445
WEC U.S. Holdings Ltd., Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		2,963	2,969,417
			$ 6,096,988
Electronic Equipment, Instruments & Components — 2.0%
Chamberlain Group, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		2,557	$ 2,566,277
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,305	1,300,280
Ingram Micro, Inc., Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,225	1,230,074
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(4)		192	177,534
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(4)		807	744,730
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		632	600,408
			$ 6,619,303
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 15.03%, (1 mo. USD Term SOFR + 11.00%), 4.03% cash, 11.00% PIK, 12/31/25(4)		71	$ 4,565
PG Investment Company 59 SARL, Term Loan, 6.091%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		1,337	1,342,144
			$ 1,346,709
Engineering & Construction — 2.6%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		674	$ 674,766
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		419	354,104
Azuria Water Solutions, Inc.:
Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,670	1,680,909
Term Loan, 5/17/28(8)		62	62,101
Construction Partners, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		496	498,835
Crown Subsea Communications Holding, Inc., Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		1,300	1,311,050
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		850	853,987
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,126	2,145,488
Platea BC Bidco AB:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	688	806,974
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/3/31(8)	EUR	138	161,395
			$ 8,549,609
Entertainment — 2.3%
City Football Group Ltd., Term Loan, 7.03%, (1 mo. USD Term SOFR + 3.00%), 7/22/30		965	$ 966,642
Creative Artists Agency LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,550	1,554,704
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	200	233,934
EOC Borrower LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		2,993	3,010,081
Pretzel Parent, Inc., Term Loan, 8.416%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		896	892,890

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		998	$ 1,001,615
Vue Entertainment International Ltd., Term Loan, 10.103%, (6 mo. EURIBOR + 8.00%), 2.103% cash, 8.00% PIK, 12/31/27	EUR	17	13,013
			$ 7,672,879
Financial Services — 1.8%
CPI Holdco B LLC, Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,139	$ 1,140,321
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		576	578,520
Nuvei Technologies Corp., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		498	498,675
Planet U.S. Buyer LLC, Term Loan, 6.822% - 6.916%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 2/7/31		1,160	1,168,708
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,021	1,015,895
Walker & Dunlop, Inc., Term Loan, 5.96%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		672	673,304
WEX, Inc., Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		796	795,833
			$ 5,871,256
Food Products — 2.5%
CHG PPC Parent LLC, Term Loan, 7.03%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		386	$ 388,281
Del Monte Foods, Inc.:
DIP Loan, 13.559%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		450	433,337
Term Loan, 0.00%, 8/2/28(9)		125	61,927
Term Loan, 0.00%, 8/2/28(9)		111	55,044
Term Loan, 13.559%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		595	493,706
Term Loan - Second Lien, 0.00%, 8/2/28(9)		880	42,532
Froneri Lux Finco SARL, Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		800	801,288
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		249	250,883
Newly Weds Foods, Inc., Term Loan, 6.21%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,122	1,124,993
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		1,940	1,947,279
PFI Lower Midco LLC, Term Loan, 11/15/32(10)		625	627,931
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
POP Bidco SAS, Term Loan, 6.333%, (6 mo. EURIBOR + 4.25%), 11/26/31	EUR	1,125	$ 1,319,792
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	775	903,495
			$ 8,450,488
Gas Utilities — 0.5%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		1,616	$ 1,621,859
			$ 1,621,859
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 7.072% - 7.288%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		848	$ 853,730
			$ 853,730
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 8.166%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		2,061	$ 2,077,225
Journey Personal Care Corp., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		1,008	1,000,572
Medline Borrower LP, Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		1,099	1,101,817
			$ 4,179,614
Health Care Providers & Services — 8.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,596	$ 1,596,098
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		525	458,241
CCRR Parent, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		2,620	860,254
Ceva Sante Animale, Term Loan, 6.593%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		394	397,287
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		1,537	1,540,513
Concentra Health Services, Inc., Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		347	349,333
Electron BidCo, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		953	957,886
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		1,385	1,393,476
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		1,000	1,006,380

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Hanger, Inc.:
Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,080	$ 1,084,483
Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		140	140,229
Heartland Dental LLC, Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		1,122	1,128,034
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,350	1,577,142
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,007	1,013,269
MDVIP, Inc., Term Loan, 6.951%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		724	727,494
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		796	728,188
National Mentor Holdings, Inc.:
Term Loan, 7.766% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		1,901	1,875,956
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		57	56,421
Pacific Dental Services LLC, Term Loan, 6.459%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		1,160	1,163,711
Phoenix Guarantor, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,556	1,565,523
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		691	694,375
Raven Acquisition Holdings LLC:
Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,393	1,398,335
Term Loan, 11/19/31(8)		100	100,383
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,447	1,774,099
Select Medical Corp., Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		893	887,667
Surgery Center Holdings, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,214	2,221,519
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	378,316
Term Loan, 5.816%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	525	614,177
U.S. Anesthesia Partners, Inc., Term Loan, 8.099%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		695	697,505
			$ 28,386,294
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 3.2%
athenahealth Group, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		2,244	$ 2,243,467
Cotiviti Corp., Term Loan - Second Lien, 6.734%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,494	2,401,282
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1,429	1,436,129
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,245	1,249,888
Press Ganey Holdings, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		619	620,454
Project Ruby Ultimate Parent Corp., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,700	1,706,858
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,091	921,387
			$ 10,579,465
Hotels, Restaurants & Leisure — 4.1%
Betclic Everest Group, Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	425	$ 498,265
Caesars Entertainment, Inc., Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,216	2,197,323
Fertitta Entertainment LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,949	1,949,456
Herschend Entertainment Co. LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		374	376,356
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		1,465	1,407,289
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,403	1,314,414
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		1,955	1,921,588
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		744	732,731
Turquoise Topco Ltd., Term Loan, 8/13/32(10)		1,025	1,013,469
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		2,250	2,255,107
			$ 13,665,998
Household Durables — 1.5%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		676	$ 653,816
Madison Safety & Flow LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		579	581,988

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		923	$ 913,461
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		169	168,945
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		1,554	1,464,388
Somnigroup International, Inc., Term Loan, 6.16%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,200	1,208,443
			$ 4,991,041
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		1,708	$ 1,128,080
			$ 1,128,080
Independent Power and Renewable Electricity Producers — 1.1%
Cogentrix Finance Holdco I LLC, Term Loan, 2/26/32(10)		1,500	$ 1,511,250
Invenergy Thermal Operating I LLC:
Term Loan, 6.73%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		1,016	1,022,367
Term Loan, 6.73%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		73	73,090
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		997	1,001,228
			$ 3,607,935
Insurance — 4.0%
Acrisure LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		1,995	$ 1,996,431
Alera Group, Inc., Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		1,775	1,784,585
Alliant Holdings Intermediate LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		886	886,924
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		506	507,488
Broadstreet Partners, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		1,636	1,642,062
IMA Financial Group, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		1,260	1,264,744
Ryan Specialty Group LLC, Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,141	1,144,349
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	1,025	1,201,312
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Trucordia Insurance Holdings LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		1,325	$ 1,329,413
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		483	483,513
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	267,188
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		988	989,780
			$ 13,497,789
Interactive Media & Services — 2.0%
Aragorn Parent Corp., Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,426	$ 1,438,290
Arches Buyer, Inc., Term Loan, 7.266%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,944	1,950,224
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		1,420	1,308,952
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,075	2,023,958
			$ 6,721,424
IT Services — 6.4%
Asurion LLC:
Term Loan, 8.016%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		1,199	$ 1,198,960
Term Loan - Second Lien, 9.28%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		2,070	1,989,798
Term Loan - Second Lien, 9.28%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,425	1,339,300
Endure Digital, Inc., Term Loan, 7.607%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		3,935	3,206,895
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,326	1,315,572
Go Daddy Operating Co. LLC:
Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		1,785	1,785,831
Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		346	345,775
Indy U.S. Bidco LLC, Term Loan, 4.926%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	300	350,140
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		3,135	3,039,279
Nielsen Consumer, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		1,147	1,149,035
Plano HoldCo, Inc., Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		547	534,253

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Finance LLC:
Term Loan, 10.324%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,706	$ 1,748,232
Term Loan - Second Lien, 6.824%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		969	400,791
Sedgwick Claims Management Services, Inc., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,201	2,207,081
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		250	251,954
Trio Bidco, Inc.:
Term Loan, 7.84%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		385	384,524
Term Loan, 10/29/32(8)		40	40,476
			$ 21,287,896
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,531	$ 1,539,686
			$ 1,539,686
Life Sciences Tools & Services — 1.5%
Loire Finco Luxembourg SARL:
Term Loan, 5.951%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	500	$ 585,272
Term Loan, 7.916%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		357	357,916
Parexel International Corp., Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 11/15/28		1,496	1,504,274
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		1,971	1,987,432
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	225	262,827
Term Loan, 9/30/32(10)		375	377,109
			$ 5,074,830
Machinery — 8.8%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		633	$ 634,207
AI Aqua Merger Sub, Inc., Term Loan, 6.854% - 6.984%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7/31/28		2,140	2,148,106
Apex Tool Group LLC:
Term Loan, 9.166%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		615	536,338
Term Loan, 9.916%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		1,381	807,701
Term Loan, 10.916%, (1 mo. USD Term SOFR + 7.00%), 1/3/30		25	25,056
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC: (continued)
Term Loan, 13.986%, (1 mo. USD Term SOFR + 10.00%), 4/8/30		401	$ 367,348
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		625	629,428
BG MS U.S. Holding LLC, Term Loan, 8.651%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		825	820,875
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		775	778,875
Conair Holdings LLC, Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		2,112	1,081,080
CoorsTek, Inc., Term Loan, 6.859%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		850	859,031
CPM Holdings, Inc., Term Loan, 8.484%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,233	1,229,212
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		872	877,866
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		722	722,928
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		965	966,803
Engineered Machinery Holdings, Inc., Term Loan, 7.085%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		3,024	3,040,346
Filtration Group Corp., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		627	631,719
Gates Global LLC, Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		2,376	2,379,588
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		700	705,158
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,400	2,411,160
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		1,693	1,704,336
SPX Flow, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		1,627	1,638,123
TK Elevator Midco GmbH:
Term Loan, 5.121%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,375	1,609,865
Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		2,070	2,084,851
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	650	758,309
			$ 29,448,309

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 1.1%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	725	$ 727,090
Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	597	598,677
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	546	545,133
Emerald X, Inc., Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	224	226,215
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	831	834,260
Gray Television, Inc., Term Loan, 7.099%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	440	441,179
Hubbard Radio LLC, Term Loan, 8.416%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	518	191,821
		$ 3,564,375
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	878	$ 881,141
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	386	385,240
		$ 1,266,381
Oil, Gas & Consumable Fuels — 3.1%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	534	$ 536,512
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	472,006
Hilcorp Energy I LP, Term Loan, 5.959%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	796	797,990
ITT Holdings LLC, Term Loan, 6.391%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	833	838,297
Matador Bidco SARL, Term Loan, 8.266%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,866	2,877,002
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	494	498,482
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	910	914,357
Oxbow Carbon LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	508	507,738
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
UGI Energy Services LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,329	$ 2,342,234
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	475	476,717
		$ 10,261,335
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	492	$ 495,007
		$ 495,007
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, Term Loan, 7.416%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	525	$ 530,688
Bausch Health Cos., Inc., Term Loan, 10.166%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	798	790,220
Jazz Financing Lux SARL, Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,547	1,554,927
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	460	434,700
		$ 3,310,535
Professional Services — 7.3%
AAL Delaware Holdco, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	1,367	$ 1,375,841
Amspec Parent LLC:
Term Loan, 7.405% - 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	150	150,724
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	973	978,233
APFS Staffing Holdings, Inc., Term Loan, 8.072% - 8.166%, (1 mo. USD Term SOFR + 4.25%, 3 mo. USD Term SOFR + 4.25%), 12/29/28	221	198,206
Camelot U.S. Acquisition LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,961	1,933,715
Citrin Cooperman Advisors LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,300	1,305,414
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32	797	801,275
Term Loan, 3/31/32(8)	127	127,331
CoreLogic, Inc., Term Loan, 7.53%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	1,535	1,537,717
Corporation Service Co., Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	243	242,713

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,182	$ 2,037,101
Employbridge Holding Co.:
Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,184	872,709
Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,865	407,928
First Advantage Holdings LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		1,256	1,244,728
Galaxy Bidco Ltd., Term Loan, 6.117%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	625	736,393
Grant Thornton Advisors LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		1,833	1,833,266
Heron Bidco, Term Loan, 11/25/32(10)		750	742,811
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		905	773,218
iSolved, Inc., Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		493	494,394
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,389	1,394,425
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,828	1,789,277
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	1,525	1,785,805
Tempo Acquisition LLC, Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,301	1,263,540
Turbo EMEA Holdings BV, Term Loan, 5.176%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	200	233,813
			$ 24,260,577
Real Estate Management & Development — 0.7%
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,327	$ 1,335,159
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		1,050	1,042,125
			$ 2,377,284
Road & Rail — 1.5%
Avis Budget Car Rental LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		299	$ 297,241
First Student Bidco, Inc.:
Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 8/15/30		1,499	1,503,088
Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 8/15/30		274	275,028
Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		712	$ 588,548
Kenan Advantage Group, Inc., Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,532	2,506,171
			$ 5,170,076
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		479	$ 185,336
			$ 185,336
Software — 17.8%
Applied Systems, Inc., Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		637	$ 640,221
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(8)		82	82,308
Term Loan, 0.00%, 2/25/28(9)		532	110,293
Term Loan, 0.00%, 10/25/28(9)		747	3,162
Term Loan, 0.00%, 10/25/29(9)		1,123	5,670
Term Loan, 12.735%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		34	34,342
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		349	350,762
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		3,002	3,012,108
Boxer Parent Co., Inc.:
Term Loan, 5.426%, (1 mo. EURIBOR + 3.50%), 7/30/31	EUR	285	332,107
Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		3,897	3,886,426
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 10/25/32		1,000	945,000
Cloud Software Group, Inc., Term Loan, 3/21/31(10)		2,500	2,496,675
Cloudera, Inc.:
Term Loan, 7.766%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,094	1,995,838
Term Loan - Second Lien, 10.016%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		650	578,906
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		232	239,958
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		789	758,151
Cornerstone OnDemand, Inc., Term Loan, 7.78%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,134	1,083,384
Dayforce, Inc., Term Loan, 10/7/32(10)		1,625	1,622,595
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,315	1,322,184

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Drake Software LLC, Term Loan, 8.166%, (1 mo. USD Term SOFR + 4.25%), 6/26/31	1,273	$ 1,244,755
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,507	1,513,752
Epicor Software Corp., Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	4,167	4,183,546
Fiserv Investment Solutions, Inc., Term Loan, 7.889%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	1,443	1,430,892
Marcel LUX IV SARL, Term Loan, 7.27%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,636	1,640,264
McAfee LLC, Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,432	2,256,527
N-Able International Holdings II LLC, Term Loan, 11/22/32(10)	200	201,000
OceanKey (U.S.) II Corp., Term Loan, 7.516%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,449	1,438,795
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,592	1,363,938
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	403,511
Open Text Corp., Term Loan, 5.666%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,275	1,276,480
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,121	2,121,879
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,416	1,416,972
Proofpoint, Inc., Term Loan, 6.916%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	2,889	2,906,566
Quartz Acquireco LLC, Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,474	1,470,009
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,496	1,496,276
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	398	399,990
Rocket Software, Inc., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	200	199,180
Sabre GLBL, Inc.:
Term Loan, 7.53%, (1 mo. USD Term SOFR + 3.50%), 12/17/27	127	124,257
Term Loan, 7.53%, (1 mo. USD Term SOFR + 3.50%), 12/17/27	388	379,562
Term Loan, 8.266%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	84	79,712
Term Loan, 10.016%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	1,177	1,077,380
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.016%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		540	$ 491,515
SkillSoft Corp., Term Loan, 9.28%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		1,460	1,198,665
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		1,975	1,962,242
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		5,214	5,218,173
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		666	674,065
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		1,722	1,633,554
			$ 59,303,547
Specialty Retail — 3.5%
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		569	$ 571,740
Boels Topholding BV, Term Loan, 4.642%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	517	604,977
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,197	1,202,991
Great Outdoors Group LLC, Term Loan, 7.166%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,811	2,822,860
Harbor Freight Tools USA, Inc., Term Loan, 6.166%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,173	2,142,357
Homeserve USA Holding Corp., Term Loan, 5.96%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		911	913,120
Les Schwab Tire Centers, Term Loan, 6.322% - 6.416%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		1,674	1,676,039
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	825	966,570
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		796	799,587
			$ 11,700,241
Trading Companies & Distributors — 3.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.016%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		960	$ 960,778
Core & Main LP, Term Loan, 5.916%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		368	369,234
DXP Enterprises, Inc., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		1,186	1,195,588
Herc Holdings, Inc., Term Loan, 6.006%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		350	352,627

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,026	$ 993,708
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		473	473,882
Patagonia Bidco Ltd., Term Loan, 9.219%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	1,000	1,145,692
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	350	410,036
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	375	439,324
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		2,470	2,030,214
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		3,260	3,272,998
Windsor Holdings III LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,152	1,154,677
			$ 12,798,758
Transportation Infrastructure — 0.6%
Brown Group Holding LLC, Term Loan, 6.572% - 6.666%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR +2.75%), 7/1/31		593	$ 596,022
KKR Apple Bidco LLC, Term Loan, 6.416%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		1,490	1,498,280
			$ 2,094,302
Total Senior Floating-Rate Loans (identified cost $474,127,749)			$459,245,794

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(12)	9,074,433	$ 9,074,433
Total Short-Term Investments (identified cost $9,074,433)		$ 9,074,433
Total Investments — 155.2% (identified cost $534,262,861)		$518,118,547
Less Unfunded Loan Commitments — (0.3)%		$ (894,077)
Net Investments — 154.9% (identified cost $533,368,784)		$517,224,470
Notes Payable — (28.5)%		$ (95,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (24.0)%		$ (80,000,000)
Other Assets, Less Liabilities — (2.4)%		$ (8,314,150)
Net Assets Applicable to Common Shares — 100.0%		$333,910,320
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $42,456,009 or 12.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2025.
(3)	When-issued, variable rate security whose interest rate will be determined after November 30, 2025.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At November 30, 2025, the total value of unfunded loan commitments is $901,148. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after November 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of November 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,421,412	EUR	9,015,019	Standard Chartered Bank	12/2/25	$ —	$ (36,010)
USD	3,554,259	EUR	3,010,089	Deutsche Bank AG	12/31/25	56,923	—
USD	3,529,887	EUR	2,993,985	Deutsche Bank AG	12/31/25	51,263	—
USD	2,961,121	EUR	2,508,407	State Street Bank and Trust Company	12/31/25	46,675	—
USD	740,285	EUR	638,668	The Toronto-Dominion Bank	12/31/25	—	(1,765)
USD	10,481,822	EUR	9,015,019	Standard Chartered Bank	1/5/26	4,779	—
EUR	4,000,000	USD	4,656,492	Standard Chartered Bank	1/30/26	—	(1,924)
USD	3,941,147	EUR	3,387,889	HSBC Bank USA, N.A.	2/27/26	—	(6,523)
USD	4,518,035	EUR	3,881,771	Standard Chartered Bank	2/27/26	—	(5,122)
USD	1,627,603	GBP	1,234,271	Standard Chartered Bank	2/27/26	—	(7,101)
						$159,640	$(58,445)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Statement of Assets and Liabilities (Unaudited)

November 30, 2025
Assets
Unaffiliated investments, at value (identified cost $524,294,351)	$ 508,150,037
Affiliated investments, at value (identified cost $9,074,433)	9,074,433
Cash	938,172
Foreign currency, at value (identified cost $1,580,615)	1,579,908
Interest receivable	3,432,852
Dividends receivable from affiliated investments	33,287
Receivable for investments sold	4,591,406
Receivable for open forward foreign currency exchange contracts	159,640
Trustees' deferred compensation plan	172,831
Prepaid upfront fees on notes payable	33,138
Prepaid expenses	1,324
Total assets	$ 528,167,028
Liabilities
Notes payable	$ 95,000,000
Variable rate term preferred shares, at liquidation value	80,000,000
Payable for investments purchased	15,684,008
Payable for when-issued securities	1,500,000
Payable for open forward foreign currency exchange contracts	58,445
Payable to affiliates:
Investment adviser fee	313,679
Trustees' fees	5,844
Trustees' deferred compensation plan	172,831
Interest expense and fees payable	1,078,351
Accrued expenses	443,550
Total liabilities	$ 194,256,708
Commitments and contingencies (see Note 12)
Net assets applicable to common shares	$ 333,910,320
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 265,781
Additional paid-in capital	434,966,091
Accumulated loss	(101,321,552)
Net assets applicable to common shares	$ 333,910,320
Common Shares Issued and Outstanding	26,578,058
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 12.56

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
November 30, 2025
Investment Income
Dividend income from affiliated investments	$ 196,808
Interest income	21,009,542
Other income	142,797
Total investment income	$21,349,147
Expenses
Investment adviser fee	$ 1,957,556
Trustees’ fees and expenses	17,562
Custodian fee	82,108
Transfer and dividend disbursing agent fees	7,667
Legal and accounting services	159,095
Printing and postage	41,605
Interest expense and fees	5,587,674
Miscellaneous	28,091
Total expenses	$ 7,881,358
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 6,818
Total expense reductions	$ 6,818
Net expenses	$ 7,874,540
Net investment income	$13,474,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (6,661,246)
Foreign currency transactions	(76,903)
Forward foreign currency exchange contracts	(714,049)
Net realized loss	$ (7,452,198)
Change in unrealized appreciation (depreciation):
Investments	$ 1,199,770
Foreign currency	62,508
Forward foreign currency exchange contracts	479,649
Net change in unrealized appreciation (depreciation)	$ 1,741,927
Net realized and unrealized loss	$ (5,710,271)
Net increase in net assets from operations	$ 7,764,336

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Statements of Changes in Net Assets

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 13,474,607	$ 31,982,353
Net realized loss	(7,452,198)	(5,093,706)
Net change in unrealized appreciation (depreciation)	1,741,927	(7,256,755)
Net increase in net assets from operations	$ 7,764,336	$ 19,631,892
Distributions to common shareholders	$ (14,245,839)	$ (33,165,965)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ —	$ 4,142,163
Reinvestment of distributions to common shareholders	—	794,595
Net increase in net assets from capital share transactions	$ —	$ 4,936,758
Net decrease in net assets	$ (6,481,503)	$ (8,597,315)
Net Assets Applicable to Common Shares
At beginning of period	$ 340,391,823	$ 348,989,138
At end of period	$333,910,320	$340,391,823

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
November 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 7,764,336
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(110,741,176)
Investments sold and principal repayments	142,828,266
Increase in short-term investments, net	(6,890,084)
Net amortization/accretion of premium (discount)	(933,304)
Amortization of prepaid upfront fees on notes payable	40,728
Decrease in interest receivable	489,468
Increase in dividends receivable from affiliated investments	(22,540)
Increase in Trustees’ deferred compensation plan	(9,367)
Decrease in prepaid expenses	2,627
Decrease in payable to affiliates for investment adviser fee	(27,883)
Decrease in interest expense and fees payable	(332,025)
Increase in payable to affiliates for Trustees' deferred compensation plan	9,367
Increase in accrued expenses	8,170
Decrease in unfunded loan commitments	(197,035)
Net change in unrealized (appreciation) depreciation from investments	(1,199,770)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(479,649)
Net realized loss from investments	6,661,246
Net cash provided by operating activities	$ 36,971,375
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (14,245,839)
Proceeds from notes payable	8,000,000
Repayments of notes payable	(32,000,000)
Net cash used in financing activities	$ (38,245,839)
Net decrease in cash and restricted cash*	$ (1,274,464)
Cash and restricted cash at beginning of period (including foreign currency)	$ 3,792,544
Cash at end of period (including foreign currency)	$ 2,518,080
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 5,878,971
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $813.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period (Common shares)	$ 12.81	$ 13.32	$ 12.70	$ 13.24	$ 14.56	$ 13.03
Income (Loss) From Operations
Net investment income(1)	$ 0.51	$ 1.21	$ 1.40	$ 1.15	$ 0.71	$ 0.72
Net realized and unrealized gain (loss)	(0.22)	(0.47)	0.62	(0.64)	(1.16)	1.54
Total income (loss) from operations	$ 0.29	$ 0.74	$ 2.02	$ 0.51	$ (0.45)	$ 2.26
Less Distributions to Common Shareholders
From net investment income	$ (0.54)	$ (1.25)	$ (1.43)	$ (1.05)	$ (0.80)	$ (0.73)
Tax return of capital	—	—	—	—	(0.13)	—
Total distributions to common shareholders	$ (0.54)	$ (1.25)	$ (1.43)	$ (1.05)	$ (0.93)	$ (0.73)
Premium from common shares sold through shelf offering (see Note 6)(1)	$ —	$ 0.00(2)	$ —	$ —	$ 0.01	$ —
Discount on tender offer (see Note 6)(1)	$ —	$ —	$ 0.03	$ —	$ 0.05	$ —
Net asset value — End of period (Common shares)	$12.56	$12.81	$13.32	$12.70	$13.24	$14.56
Market value — End of period (Common shares)	$11.42	$12.27	$13.38	$11.24	$12.28	$14.28
Total Investment Return on Net Asset Value(3)	2.53% (4)	5.96%	17.42%	4.87%	(2.81)%	18.25%
Total Investment Return on Market Value(3)	(2.68)% (4)	1.04%	33.26%	0.14%	(8.10)%	34.36%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$333,910	$340,392	$348,989	$369,557	$385,295	$580,590
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees	1.35% (5)(6)	1.38% (5)	1.39% (5)	1.32% (5)	1.25%	1.33%
Interest and fee expense(7)	3.30% (6)	3.71%	3.87%	2.89%	0.92%	0.91%
Total expenses	4.65% (5)(6)	5.09% (5)	5.26% (5)	4.21% (5)	2.17%	2.24%
Net expenses	4.65% (5)(6)	5.09% (5)	5.26% (5)	4.21% (5)	2.17%	2.24%
Net investment income	7.95% (6)	9.25%	10.57%	8.98%	4.91%	5.08%
Portfolio Turnover	22% (4)	23%	29%	16%	53%	32%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 95,000	$119,000	$112,000	$118,000	$147,000	$250,000
Asset coverage per $1,000 of notes payable(8)	$ 5,357	$ 4,533	$ 4,830	$ 4,810	$ 4,165	$ 3,642
Total preferred shares outstanding	800	800	800	800	800	800
Asset coverage per preferred share(9)	$290,806	$271,051	$281,765	$286,645	$269,734	$275,936
Involuntary liquidation preference per preferred share(10)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(10)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended November 30, 2025 and the years ended May 31, 2025, 2024 and 2023).
(6)	Annualized.
(7)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 8).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 291%, 271%, 282%, 287%, 270% and 276% at November 30, 2025 and May 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(10)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below.
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Expenses excluding interest and fees	0.88%	0.89%	0.90%	0.85%	0.84%	0.85%
Interest and fee expense	2.14%	2.37%	2.50%	1.85%	0.62%	0.58%
Total expenses	3.02%	3.26%	3.40%	2.70%	1.46%	1.43%
Net investment income	5.17%	5.92%	6.82%	5.75%	3.32%	3.25%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2025, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2025, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to November 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Variable Rate Term Preferred Shares
In 2012, the Trust issued 800 shares of a series of variable rate term preferred shares in a private offering and used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.
At November 30, 2025, the Trust had 800 shares of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares) outstanding, with a liquidation preference of $100,000 per share, a par value of $0.01 per share and a mandatory redemption date of January 25, 2027. Effective July 14, 2025, the Trust's Board of Trustees approved an amendment to the Trust's amended and restated By-Laws to extend the mandatory redemption date of the Series L-2 VRTP Shares from January 24, 2026. The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares' redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years' dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 2.55% to three-month SOFR based on the Series L-2 VRTP’s current credit rating, which is provided by Moody’s Investors Service.
For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares is presented as a liability on the Statement of Assets and Liabilities. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Unpaid dividends are included in interest expense and fees payable on the Statement of Assets and Liabilities.
The carrying amount of the Series L-2 VRTP Shares at November 30, 2025 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2025. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2025 was $80,000,000.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding Series L-2 VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends on the Series L-2 VRTP Shares are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2025 was 6.42%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2025 were $2,725,650 and 6.70%, respectively.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At May 31, 2025, the Trust, for federal income tax purposes, had deferred capital losses of $78,851,770 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2025, $3,418,493 are short-term and $75,433,277 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 534,317,267
Gross unrealized appreciation	$ 5,583,469
Gross unrealized depreciation	(22,575,070)
Net unrealized depreciation	$ (16,991,601)

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust’s investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended November 30, 2025, the Trust’s investment adviser fee amounted to $1,957,556.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended November 30, 2025, the investment adviser fee paid was reduced by $6,818 relating to the Trust’s investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $113,035,414 and $140,951,900, respectively, for the six months ended November 30, 2025.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2025. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended May 31, 2025 were 60,381.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires. The condition to trigger a tender offer by the Trust in the fourth quarter of 2024 was not met.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,741,359 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2025, there were no shares sold by the Trust pursuant to its shelf offering. During the year ended May 31, 2025, the Trust sold 309,984 common shares and received proceeds (net of offering costs) of $4,142,163 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $49,489 for the year ended May 31, 2025. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the year ended May 31, 2025 was $8,368.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2025 and for the year ended May 31, 2025.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2025 is included in the Portfolio of Investments. At November 30, 2025, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $58,445. At November 30, 2025, there were no assets pledged as collateral by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$ 159,640	$ (58,445)
Total Derivatives subject to master netting or similar agreements	$159,640	$(58,445)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement as of November 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$ 108,186	$ —	$ —	$ —	$ 108,186
Standard Chartered Bank	4,779	(4,779)	—	—	—
State Street Bank and Trust Company	46,675	—	—	—	46,675
	$159,640	$(4,779)	$ —	$ —	$154,861

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
HSBC Bank USA, N.A.	$ (6,523)	$ —	$ —	$ —	$ (6,523)
Standard Chartered Bank	(50,157)	4,779	—	—	(45,378)
The Toronto-Dominion Bank	(1,765)	—	—	—	(1,765)
	$(58,445)	$4,779	$ —	$ —	$(53,666)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(714,049)	$479,649
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2025, which is indicative of the volume of this derivative type, was approximately $39,824,000.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement, as amended, (the Agreement) with a bank to borrow up to a limit of $160 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through April 30, 2026, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on May 1, 2025, the Trust also paid upfront fees of $80,000, which are being amortized to interest expense through April 30, 2026. The unamortized balance at November 30, 2025, is approximately $33,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2025, the Trust had borrowings outstanding under the Agreement of $95,000,000 at an annual interest rate of 4.88%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2025, approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2025. For the six months ended November 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $102,240,437 and 5.19%, respectively.
9  Affiliated Investments
At November 30, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $9,074,433, which represents 2.7% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,184,349	$85,791,651	$(78,901,567)	$ —	$ —	$9,074,433	$196,808	9,074,433
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 23,479,511	$ —	$ 23,479,511
Common Stocks	28,202	5,326,157	1,060,328	6,414,687
Corporate Bonds	—	18,976,498	—	18,976,498
Preferred Stocks	—	343,272	584,352	927,624
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	457,090,093	1,261,624	458,351,717
Warrants	—	—	0	0
Short-Term Investments	9,074,433	—	—	9,074,433
Total Investments	$ 9,102,635	$ 505,215,531	$ 2,906,304	$ 517,224,470

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 159,640	$ —	$ 159,640
Total	$ 9,102,635	$ 505,375,171	$ 2,906,304	$ 517,384,110
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (58,445)	$ —	$ (58,445)
Total	$ —	$ (58,445)	$ —	$ (58,445)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2025 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Trust. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Trust and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in March 2026. At this time, the Trust cannot reliably predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds..

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Floating-Rate Income Trust
November 30, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7739    11.30.25

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: January 23, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: January 23, 2026